(14) PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

 (14)  PROPERTY, PLANT AND EQUIPMENT

	Land	Reservoirs, dams and water mains	Buildings, construction and improvements	Machinery and equipment	Vehicles	Furniture and fittings	In progress	Total
At December 31, 2016	176,145	1,394,162	1,153,220	6,655,391	76,217	7,562	250,302	9,712,998
Historical cost	206,330	2,060,191	1,652,934	9,066,408	106,920	21,507	250,302	13,364,592
Accumulated depreciation	(30,185)	(666,028)	(499,714)	(2,411,017)	(30,704)	(13,945)	-	(3,651,594)

Additions	-	-	-	772	2,978	-	753,137	756,887
Disposals	(22)	(132)	(140)	(32,336)	(2,248)	(635)	(8,332)	(43,845)
Transfers	2,950	400	154,737	574,944	20,434	1,484	(754,948)	-
Transfers from/to other assets - cost	(1,893)	6,393	(154,880)	98,579	(126)	(330)	11,033	(41,224)
Depreciation	(8,004)	(79,276)	(59,736)	(431,393)	(18,055)	(1,332)	-	(597,795)
Write-off of depreciation	2	124	120	9,529	1,379	387	-	11,540
Transfers from/to other assets - depreciation	(683)	(2,413)	1,930	9,690	(8)	108	-	8,624
Business combination	-	-	-	-	(4,800)	-	-	(4,800)
Imparment	-	-	(474)	(14,787)	-	-	-	(15,261)

At December 31, 2017	168,494	1,319,257	1,094,777	6,870,389	75,771	7,245	251,192	9,787,125
Historical cost	207,365	2,066,850	1,652,178	9,693,512	122,540	22,026	251,192	14,015,662
Accumulated depreciation	(38,870)	(747,593)	(557,400)	(2,823,123)	(46,769)	(14,782)	-	(4,228,537)

Additions	-	-	-	-	-	-	296,165	296,165
Disposals	(8)	-	(7,908)	(16,434)	(3,517)	(31)	(8,478)	(36,376)
Transfers	20,181	151,754	41,464	101,468	12,250	793	(327,908)	-
Transfers from/to other assets - cost	(2,755)	-	(100,720)	106,775	-	6	(6,584)	(3,279)
Depreciation	(8,082)	(79,237)	(61,540)	(432,524)	(19,402)	(546)	-	(601,329)
Write-off of depreciation	2	-	-	8,180	2,032	44	-	10,259
Transfers from/to other assets - depreciation	(994)	-	20,714	(22,706)	(2)	-	-	(2,987)
Others	-	-	15	645	-	-	6,373	7,033

At December 31, 2018	176,839	1,391,775	986,800	6,615,793	67,135	7,512	210,760	9,456,614
Historical cost	224,783	2,218,604	1,585,723	9,905,396	131,549	23,039	210,760	14,299,854
Accumulated depreciation	(47,944)	(826,829)	(598,923)	(3,289,603)	(64,415)	(15,527)	-	(4,843,240)

Additions	-	-	-	-	-	-	301,459	301,459
Disposals	-	(5)	(31,080)	(31,033)	(33,045)	-	(8)	(95,171)
Transfers	603	15,882	51,413	111,804	7,358	449	(187,510)	-
Transfers from/to other assets - cost	(1,333)	(8,249)	(6,952)	12,987	-	(40)	1,924	(1,662)
Depreciation	(8,880)	(84,660)	(61,634)	(446,046)	(17,156)	(851)	-	(619,228)
Write-off of depreciation	-	5	2,231	17,616	21,846	-	-	41,698

At December 31, 2019	167,228	1,314,749	940,779	6,281,123	46,136	7,070	326,625	9,083,710
Historical cost	224,053	2,226,232	1,599,104	9,999,155	105,863	23,447	326,625	14,504,478
Accumulated depreciation	(56,825)	(911,483)	(658,325)	(3,718,031)	(59,727)	(16,377)	-	(5,420,768)

Average depreciation rate 2019	3.86%	3.89%	3.94%	4.54%	13.77%	5.80%
Average depreciation rate 2018	3.86%	3.65%	3.96%	4.45%	13.89%	3.70%
Average depreciation rate 2017	3.86%	3.93%	3.69%	4.53%	13.09%	8.31%

The balance of construction in progress refers mainly to works in progress of the operating subsidiaries and/or those under development, especially for CPFL Renováveis’ projects, which has construction in progress of R$248,018 (R$ 139,614 as of December 31, 2018).

In accordance with IAS 23, the interest on borrowings taken by subsidiaries to finance the works is capitalized during the construction phase. During 2019, there were no capitalization and during 2018, R$10,591 (R$ 29,817 in 2017) was capitalized in the financial statements at a rate of 8.74% p.a. (8.80% p.a. in 2017).

In the financial statements, depreciation expenses are recognized in the statement of profit or loss in line itens “depreciation and amortization”.

At December 31, 2019, the total amount of property, plant and equipment pledged as collateral for borrowings, as mentioned in note 16, is  R$ 3,957,132, mainly relating to the subsidiary CPFL Renováveis (R$ 3,908,099).

14.1 Impairment testing

For all the reporting years the Company assesses whether there are indicators of impairment of its assets that would require an impairment test. The assessment was based on external and internal information sources, taking into account fluctuations in interest rates, changes in market conditions and other factors.

In 2017, due to the changes in the Brazilian political, economic and energy scenario, the subsidiary CPFL Renováveis recognized an impairment loss of R$ 15,261 relating to property, plant and equipment of the Bio Baia Formosa and Solar Tanquinho projects. This impairment loss was recognized in the statement of profit or loss in line item “Other operating expenses” (note 27). For 2018 and 2019, based on the mentioned assessment of any indicators, it was not necessary to set up or a reverse provision for impairment.

Such impairment was based on the assessment of the cash-generating units comprising fixed assets of subsidiaries which, separately, are not featured as an operating segment. Additionally, during 2019, 2018 and 2017 the Company did not change the form of aggregation of the assets for identification of these cash-generating units.

Fair value was measured by using the cost approach, a valuation technique that reflects the amount that would be required at present to replace the service capacity of an asset (normally referred to as the cost of substitution or replacement). A provision for impairment of assets, when applicable, is recognized owing to the unfavorable scenario for the business of these subsidiaries and is calculated based on their fair values, net of selling expenses.

For 2019 and 2018 no provision for impairment was required.